Income tax (Details 4) $ in Thousands	Aug. 31, 2023 USD ($)
Canada [Member]
IfrsStatementLineItems [Line Items]
2026	$ 1,265
2027	1,026
2028	1,117
2029	1,454
2030	1,055
2031	1,757
2032	1,845
2033	1,738
2034	1,622
2035	1,466
2036	1,515
2037	2,118
2038	2,760
2039	3,506
2040	5,426
2041	5,934
2042	4,328
2043	4,078
No expiry
Total non-capital tax losses	44,010
Tanzania [Member]
IfrsStatementLineItems [Line Items]
2026		[1]
2027		[1]
2028		[1]
2029		[1]
2030		[1]
2031		[1]
2032		[1]
2033		[1]
2034		[1]
2035		[1]
2036		[1]
2037		[1]
2038		[1]
2039		[1]
2040		[1]
2041		[1]
2042		[1]
2043		[1]
No expiry	44,367	[1]
Total non-capital tax losses	$ 44,367	[1]

[1]	The maximum amount of tax losses that a business can utilize in Tanzania is 70% of its taxable profit for the current year. The remaining 30% of taxable profit is subject to a statutory tax rate of 30%. As a result, Buckreef's current income tax is calculated at an effective tax rate of 9% until Buckreef's tax loss carryforwards are fully utilized. Tax losses in Tanzania can only be utilized by the entity to which the tax losses relate to.